COMMITMENT	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT
COMMITMENT
The Trust maintains a non-contributory defined contribution pension plan covering eligible employees and officers. Contributions by the Trust are made through a money purchase plan, based upon a percent of qualified employees' total salary as defined therein. Pension expense approximated $324,000, $322,000 and $322,000 during the years ended September 30, 2016, 2015 and 2014, respectively. At September 30, 2016 and 2015, $47,000 and $50,000, respectively, remains unpaid and is included in accounts payable and accrued liabilities on the consolidated balance sheets.